EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS
Employee benefits expenses	¥ 219,438	¥ 322,522	¥ 293,452